GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL
Schedule of changes in carrying amount of goodwill

	As of December 31,
	2020	2021
Costs:
Beginning balance	53,024	54,938
Addition	210	391
Disposal	—	(796)
Foreign currency adjustment	1,704	1,440
Ending balance	54,938	55,973
Goodwill impairment	(8,791)	(13,871)
Goodwill, net	46,147	42,102

Schedule of key assumptions were made in the discounted cash flow model to determine the fair value of each reporting unit

	Reporting Units in PRC	GEH
Revenue growth	2%-14%	8%-12%
WACC	18%	14%
Income Tax Rate	25%	17%
Terminal growth rate	2.3%	2%
Forecasted inflation rate	2.3%	2%